Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements Of Comprehensive Loss [Abstract]
REVENUES	$ 168	$ 306	$ 26
COST OF REVENUES	(42)	(59)	(22)
GROSS PROFIT	126	247	4
OPERATING EXPENSES
Research and development expenses	(536)	(519)	(898)
Sales and marketing expenses	(301)	(375)	(461)
General and administrative expenses	(1,773)	(1,764)	(2,259)
Other income	225	17	28
Share of net loss of a joint venture accounted for using the equity method	(79)	(19)	(21)
TOTAL OPERATING EXPENSES	(2,464)	(2,660)	(3,611)
OPERATING LOSS	(2,338)	(2,413)	(3,607)
Financial expenses	(204)	(55)	(59)
Financial income	434	602	765
FINANCIAL INCOME - NET	230	547	706
NET LOSS	(2,108)	(1,866)	(2,901)
ATTRIBUTABLE TO:
The parent company shareholders	(2,077)	(1,710)	(2,901)
Non-controlling interests	(31)	(156)
NET LOSS	$ (2,108)	$ (1,866)	$ (2,901)
LOSS PER COMMON SHARE – BASIC (in Dollars per share)	$ (0.05)	$ (0.04)	$ (0.07)
LOSS PER COMMON SHARE – DILUTED (in Dollars per share)	$ (0.05)	$ (0.04)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,500,979	44,394,844	44,394,844